FINACIAL LIABILITIES AT FAIR VALUE - Schedule of Financial Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FINACIAL LIABILITIES AT FAIR VALUE - Schedule of Financial Liability (Details) [Line Items]
Financial liabilities at fair value	$ 1,082	$ 1,575
Financial liability [Member]
FINACIAL LIABILITIES AT FAIR VALUE - Schedule of Financial Liability (Details) [Line Items]
Financial liabilities at fair value	296	69
Private warrants [Member]
FINACIAL LIABILITIES AT FAIR VALUE - Schedule of Financial Liability (Details) [Line Items]
Financial liabilities at fair value	$ 786	$ 1,506